Annual Fund Operating Expenses - Nuveen Oregon Intermediate Municipal Bond Fund	Sep. 30, 2020
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.81%
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.61%
Class C2
Operating Expenses:
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	1.36%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	1.61%